Related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related parties.
Short-term benefits to managers	$ 6,668	$ 7,310	$ 4,945
Other long-term benefits to key management	1,162	1,686	836
Total key management compensation	$ 7,830	$ 8,996	$ 5,781